CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss for the period	$ (6,108)	$ (4,361)
Adjustments required to reflect net cash used in operating activities (see appendix A)	(74)	304
Net cash used in operating activities	(6,182)	(4,057)
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES:
Short-term bank deposits		4,000
Purchase of property and equipment	(29)	(37)
Net cash provided by (used in) investing activities	(29)	3,963
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES:
Proceeds from Issuance of ordinary shares and warrants, net of issuance costs	797
Proceeds from exercise of options	68	26
Principle element of lease payments	(72)	(52)
Net cash provided by (used in) financing activities	793	(26)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(5,418)	(120)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	15,185	7,506
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	9,767	7,386
Adjustments required to reflect net cash used in operating activities:
Depreciation	101	122
Change in fair value of financial liabilities at fair value through profit or loss	(318)	(794)
Financial expenses	19	58
Net changes in severance pay obligation	5	3
Share-based compensation	777	687
Total adjustments	584	76
Changes in working capital:
Decrease in accounts receivables	278	725
Increase in other current assets	(504)	(266)
Increase (decrease) in accounts payable and accruals:
Trade	(285)	21
Other	(34)	(151)
Decrease in contract liabilities	(94)	(74)
Changes in working capital	(639)	255
Cash used for operating activities -
Interest paid	(19)	(27)
Cash used for operating activities	(74)	$ 304
Supplementary information on investing and financing activities not involving cash flows:
Right of use assets obtained in exchange for new operating lease liabilities	$ 23